Transactions with Related Parties and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Related Parties and Parties-in-Interest

E. Transactions with Related Parties and Parties-in-Interest

Party-in-interest transactions include those with fiduciaries or employees of the Plan, any person who provides services to the Plan, an employer whose employees are covered by the Plan, an employee organization whose members are covered by the Plan, a person who owns 50% or more of such an employer or employee organization, or relatives of such persons.

Participants have the option to invest their salary and/or bonus deferrals into the Company’s common stock. In addition, the Plan invests in shares of mutual funds and common collective trusts managed by T. Rowe Price, which acts as Trustee for these investments as defined by the Plan. Transactions in such investments, as well as notes receivable from participants, qualify as parties-in-interest transactions, which are exempt from the prohibited transaction rules. The Plan paid certain expenses related to Plan operations and investment activity to various services providers. These transactions are party-in-interest transactions under ERISA.